Employee Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Defined benefit plan contribution by employer	$ 0
Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan eligibility years of age for employees	21 years